EQUITY (Details Narrative) - USD ($)						6 Months Ended		12 Months Ended
	Feb. 18, 2021	Dec. 19, 2019	Nov. 08, 2019	Jun. 30, 2018	Apr. 24, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 07, 2019
Subsidiary, Sale of Stock [Line Items]
General and administrative expenses	$ 274,400					$ 2,562,531	$ 3,512,887	$ 6,533,642	$ 2,434,099	$ 2,016,110
Ordinary shares issued			6,000,000
Ordinary shares, shares authorized					100,000,000	37,500,000		37,500,000	37,500,000
Ordinary shares, par value					$ 0.001	$ 0.00267		$ 0.00267	$ 0.00267
Reverse stock split description			one-for-zero point three seven five (1 for 0.375) stock split
Ordinary shares, shares issued			6,000,000			7,442,955		7,407,955	7,363,637		16,000,000
Ordinary shares, shares outstanding			6,000,000			7,442,955		7,407,955	7,363,637		16,000,000
Preference shares, shares authorized (in shares)						3,750,000		3,750,000	3,750,000
Proceeds from issuance of initial public offering									$ 13,650,007
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share		$ 11.00
Ordinary shares issued		1,363,637
Ordinary shares, shares outstanding		7,363,637
Proceeds from issuance of initial public offering		$ 12,500,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share								$ 7.01
Ordinary shares, shares authorized			100,000,000
Ordinary shares, par value			$ 0.001
Preference shares, shares authorized (in shares)			10,000,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share								$ 8.26
Ordinary shares, shares authorized			37,500,000
Ordinary shares, par value			$ 0.00267
Preference shares, shares authorized (in shares)			3,750,000
Maderic Holding Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued					1,000
Percentage of legal ownership by kaixin auto group			87.04%
Number of shares held			5,222,222
Frank Ingriselli [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	35,000
Price per share	$ 7.84
Maderic Holding Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Loans converted for nominal value into ordinary shares of the company				$ 21,150,000
Hfo Investment Group [Member]
Subsidiary, Sale of Stock [Line Items]
Loans converted for nominal value into ordinary shares of the company				$ 3,150,000
Number of shares held			777,778
Ownership percentage (as a percent)			12.96%
Maderic Holding Limited And Hfo Investment Group [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				15,999,000